Goodwill and Other Intangible Assets (Details 1) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization, Acquisition Cost	$ 4,214.0	$ 4,230.9
Finite-lived intangible assets subject to amortization, Accumulated Amortization / Impairment Charges / Foreign Currency Exchange	807.0	600.3
Finite-lived intangible assets subject to amortization, Net	3,407.0	3,630.6
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Acquisition Cost	7,323.1	7,568.9
Total other intangible assets, Accumulated Amortization / Impairment charges / Foreign currency exchange	828.7	618.6
Intangible Assets, Net (Excluding Goodwill)	6,494.4	6,950.3
Trademarks [Member]
Indefinite-lived intangible assets not subject to amortization:
Indefinite-lived intangible assets not subject to amortization, Acquisition Costs	3,109.1	3,338.0
Indefinite-lived intangible assets not subject to amortization, Accumulated Amortization / Impairment Charges / Foreign Currency Exchange	21.7	18.3
Indefinite-lived intangible assets not subject to amortization, Net	3,087.4	3,319.7
Customer and contractual relationships [Member]
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization, Acquisition Cost	3,520.1	3,733.9
Finite-lived intangible assets subject to amortization, Accumulated Amortization / Impairment Charges / Foreign Currency Exchange	639.9	477.9
Finite-lived intangible assets subject to amortization, Net	2,880.2	3,256.0
Patents and technology [Member]
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization, Acquisition Cost	168.5	169.0
Finite-lived intangible assets subject to amortization, Accumulated Amortization / Impairment Charges / Foreign Currency Exchange	88.4	74.8
Finite-lived intangible assets subject to amortization, Net	80.1	94.2
Trademarks [Member]
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization, Acquisition Cost	525.4	328.0
Finite-lived intangible assets subject to amortization, Accumulated Amortization / Impairment Charges / Foreign Currency Exchange	78.7	47.6
Finite-lived intangible assets subject to amortization, Net	$ 446.7	$ 280.4